UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Equity 500 Index VIP

Class A

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$27	0.25%

Gross expense ratio as of the latest prospectus: 0.27%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 17.63% for the period ended December 31, 2025. The S&P 500® Index, returned 17.88% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

The strong showing for the S&P 500® Index represented its third year in a row with a double-digit return, as well as the sixth year of the past seven. The market backdrop was initially challenging, with stocks falling sharply in early April after President Trump unveiled tariffs that were far higher than investors had been expecting. Stocks quickly recovered, however, as market participants grew confident that the initial announcement was largely a negotiating tactic. Sentiment improved steadily as the year progressed, with incoming data showing that inflation remained in a downtrend and the economy continued to expand despite increased tariffs. The index was also well supported by year-over-year corporate earnings growth of approximately 12% for S&P 500 companies in 2025. Not least, the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts and end the multi-year reduction of its balance sheet supported investor sentiment in the second half of 2025.

Index-level performance continued to be driven by the impressive returns for a narrow group of mega-cap technology-related stocks, many of which were boosted by optimism about the growth potential of artificial intelligence. The AI theme contributed to sizable outperformance for the information technology and communication services sectors. The semiconductor giant NVIDIA Corp. (7.7%), whose chips are used to power AI, was the leading individual contributor to index performance for the second consecutive year. The optimism surrounding AI also played a role in market-beating gains for the industrials and utilities sectors, which have a high representation of companies expected to benefit from the AI infrastructure buildout and the resulting increase in power demand. Financials, health care, and materials all posted robust returns but didn’t keep pace with the index. Energy, consumer discretionary, consumer staples, and real estate, while producing single-digit gains, were the most notable laggards in relative terms.

Percentages in parentheses are based on the Fund's net assets as of December 31, 2025.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class A	S&P 500® Index
'15	$10,000	$10,000
'16	$9,500	$9,504
'16	$9,485	$9,491
'16	$10,129	$10,135
'16	$10,164	$10,174
'16	$10,346	$10,357
'16	$10,369	$10,384
'16	$10,751	$10,766
'16	$10,762	$10,782
'16	$10,762	$10,784
'16	$10,563	$10,587
'16	$10,951	$10,979
'16	$11,161	$11,196
'17	$11,372	$11,408
'17	$11,823	$11,861
'17	$11,834	$11,875
'17	$11,951	$11,997
'17	$12,116	$12,166
'17	$12,189	$12,242
'17	$12,434	$12,494
'17	$12,471	$12,532
'17	$12,727	$12,790
'17	$13,021	$13,089
'17	$13,418	$13,490
'17	$13,565	$13,640
'18	$14,335	$14,421
'18	$13,803	$13,890
'18	$13,449	$13,537
'18	$13,495	$13,589
'18	$13,817	$13,916
'18	$13,899	$14,002
'18	$14,412	$14,523
'18	$14,878	$14,996
'18	$14,960	$15,081
'18	$13,933	$14,050
'18	$14,214	$14,337
'18	$12,934	$13,042
'19	$13,967	$14,087
'19	$14,412	$14,540
'19	$14,693	$14,822
'19	$15,289	$15,422
'19	$14,313	$14,442
'19	$15,318	$15,460
'19	$15,531	$15,682
'19	$15,281	$15,434
'19	$15,567	$15,723
'19	$15,897	$16,063
'19	$16,476	$16,646
'19	$16,968	$17,149
'20	$16,960	$17,142
'20	$15,560	$15,731
'20	$13,631	$13,788
'20	$15,376	$15,556
'20	$16,106	$16,296
'20	$16,419	$16,620
'20	$17,342	$17,558
'20	$18,586	$18,820
'20	$17,879	$18,105
'20	$17,398	$17,623
'20	$19,300	$19,552
'20	$20,038	$20,304
'21	$19,829	$20,099
'21	$20,375	$20,653
'21	$21,258	$21,558
'21	$22,391	$22,708
'21	$22,544	$22,867
'21	$23,064	$23,401
'21	$23,609	$23,957
'21	$24,324	$24,685
'21	$23,183	$23,537
'21	$24,801	$25,186
'21	$24,630	$25,011
'21	$25,729	$26,132
'22	$24,383	$24,780
'22	$23,651	$24,038
'22	$24,528	$24,931
'22	$22,382	$22,757
'22	$22,419	$22,798
'22	$20,562	$20,917
'22	$22,455	$22,845
'22	$21,532	$21,913
'22	$19,547	$19,895
'22	$21,129	$21,506
'22	$22,300	$22,708
'22	$21,010	$21,400
'23	$22,327	$22,744
'23	$21,779	$22,189
'23	$22,574	$23,004
'23	$22,920	$23,363
'23	$23,018	$23,464
'23	$24,529	$25,015
'23	$25,315	$25,819
'23	$24,912	$25,407
'23	$23,715	$24,196
'23	$23,214	$23,687
'23	$25,324	$25,851
'23	$26,473	$27,025
'24	$26,905	$27,479
'24	$28,338	$28,946
'24	$29,241	$29,878
'24	$28,040	$28,657
'24	$29,429	$30,078
'24	$30,479	$31,158
'24	$30,839	$31,537
'24	$31,582	$32,302
'24	$32,250	$32,992
'24	$31,942	$32,693
'24	$33,809	$34,612
'24	$32,992	$33,787
'25	$33,904	$34,727
'25	$33,459	$34,274
'25	$31,571	$32,343
'25	$31,345	$32,124
'25	$33,313	$34,146
'25	$34,994	$35,882
'25	$35,781	$36,688
'25	$36,508	$37,431
'25	$37,831	$38,797
'25	$38,702	$39,706
'25	$38,797	$39,803
'25	$38,809	$39,828

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A	17.63%	14.13%	14.52%
S&P 500® Index	17.88%	14.42%	14.82%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please contact your participating insurance company for the Fund's most recent month end performance. Performance does not reflect charges and fees (contract charges) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	836,750,911
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	1,005,942

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	10%
Industrials	8%
Consumer Staples	5%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Holdings	40.7% of Net Assets
NVIDIA Corp.	7.7%
Apple, Inc.	6.9%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

vit-equ500-TSRA-A

R-104180-2 (02/26)

DWS Equity 500 Index VIP

Class B

Annual Shareholder Report — December 31, 2025

This annual shareholder report contains important information about DWS Equity 500 Index VIP (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$69	0.64%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

How did the Fund perform last year and what affected its performance?

Class B shares of the Fund returned 17.18% for the period ended December 31, 2025. The S&P 500® Index, returned 17.88% for the same period.

The difference in performance was the result of transaction costs and Fund expenses. The Fund periodically invested in equity index futures in order to keep the portfolio’s positioning in line with that of the index. This strategy had a neutral impact on results.

The strong showing for the S&P 500® Index represented its third year in a row with a double-digit return, as well as the sixth year of the past seven. The market backdrop was initially challenging, with stocks falling sharply in early April after President Trump unveiled tariffs that were far higher than investors had been expecting. Stocks quickly recovered, however, as market participants grew confident that the initial announcement was largely a negotiating tactic. Sentiment improved steadily as the year progressed, with incoming data showing that inflation remained in a downtrend and the economy continued to expand despite increased tariffs. The index was also well supported by year-over-year corporate earnings growth of approximately 12% for S&P 500 companies in 2025. Not least, the U.S. Federal Reserve’s decision to enact three quarter-point interest rate cuts and end the multi-year reduction of its balance sheet supported investor sentiment in the second half of 2025.

Index-level performance continued to be driven by the impressive returns for a narrow group of mega-cap technology-related stocks, many of which were boosted by optimism about the growth potential of artificial intelligence. The AI theme contributed to sizable outperformance for the information technology and communication services sectors. The semiconductor giant NVIDIA Corp. (7.7%), whose chips are used to power AI, was the leading individual contributor to index performance for the second consecutive year. The optimism surrounding AI also played a role in market-beating gains for the industrials and utilities sectors, which have a high representation of companies expected to benefit from the AI infrastructure buildout and the resulting increase in power demand. Financials, health care, and materials all posted robust returns but didn’t keep pace with the index. Energy, consumer discretionary, consumer staples, and real estate, while producing single-digit gains, were the most notable laggards in relative terms.

Percentages in parentheses are based on the Fund's net assets as of December 31, 2025.

Fund Performance

S&P 500® Index is a capitalization weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Cumulative Growth of an Assumed $10,000 Investment

	Class B	S&P 500® Index
'15	$10,000	$10,000
'16	$9,500	$9,504
'16	$9,479	$9,491
'16	$10,119	$10,135
'16	$10,154	$10,174
'16	$10,330	$10,357
'16	$10,353	$10,384
'16	$10,728	$10,766
'16	$10,739	$10,782
'16	$10,734	$10,784
'16	$10,535	$10,587
'16	$10,921	$10,979
'16	$11,132	$11,196
'17	$11,336	$11,408
'17	$11,780	$11,861
'17	$11,791	$11,875
'17	$11,903	$11,997
'17	$12,067	$12,166
'17	$12,134	$12,242
'17	$12,377	$12,494
'17	$12,407	$12,532
'17	$12,662	$12,790
'17	$12,948	$13,089
'17	$13,337	$13,490
'17	$13,477	$13,640
'18	$14,243	$14,421
'18	$13,714	$13,890
'18	$13,355	$13,537
'18	$13,402	$13,589
'18	$13,714	$13,916
'18	$13,795	$14,002
'18	$14,297	$14,523
'18	$14,758	$14,996
'18	$14,833	$15,081
'18	$13,809	$14,050
'18	$14,087	$14,337
'18	$12,812	$13,042
'19	$13,829	$14,087
'19	$14,270	$14,540
'19	$14,534	$14,822
'19	$15,118	$15,422
'19	$14,148	$14,442
'19	$15,140	$15,460
'19	$15,350	$15,682
'19	$15,097	$15,434
'19	$15,372	$15,723
'19	$15,697	$16,063
'19	$16,262	$16,646
'19	$16,740	$17,149
'20	$16,726	$17,142
'20	$15,343	$15,731
'20	$13,438	$13,788
'20	$15,153	$15,556
'20	$15,864	$16,296
'20	$16,171	$16,620
'20	$17,079	$17,558
'20	$18,294	$18,820
'20	$17,592	$18,105
'20	$17,111	$17,623
'20	$18,973	$19,552
'20	$19,691	$20,304
'21	$19,486	$20,099
'21	$20,015	$20,653
'21	$20,883	$21,558
'21	$21,984	$22,708
'21	$22,126	$22,867
'21	$22,627	$23,401
'21	$23,152	$23,957
'21	$23,844	$24,685
'21	$22,727	$23,537
'21	$24,303	$25,186
'21	$24,120	$25,011
'21	$25,187	$26,132
'22	$23,869	$24,780
'22	$23,144	$24,038
'22	$23,994	$24,931
'22	$21,890	$22,757
'22	$21,917	$22,798
'22	$20,096	$20,917
'22	$21,943	$22,845
'22	$21,033	$21,913
'22	$19,088	$19,895
'22	$20,623	$21,506
'22	$21,765	$22,708
'22	$20,498	$21,400
'23	$21,774	$22,744
'23	$21,229	$22,189
'23	$21,997	$23,004
'23	$22,327	$23,363
'23	$22,413	$23,464
'23	$23,882	$25,015
'23	$24,635	$25,819
'23	$24,235	$25,407
'23	$23,062	$24,196
'23	$22,566	$23,687
'23	$24,616	$25,851
'23	$25,723	$27,025
'24	$26,142	$27,479
'24	$27,516	$28,946
'24	$28,384	$29,878
'24	$27,217	$28,657
'24	$28,551	$30,078
'24	$29,557	$31,158
'24	$29,906	$31,537
'24	$30,604	$32,302
'24	$31,240	$32,992
'24	$30,942	$32,693
'24	$32,738	$34,612
'24	$31,938	$33,787
'25	$32,810	$34,727
'25	$32,369	$34,274
'25	$30,532	$32,343
'25	$30,310	$32,124
'25	$32,195	$34,146
'25	$33,816	$35,882
'25	$34,563	$36,688
'25	$35,241	$37,431
'25	$36,517	$38,797
'25	$37,344	$39,706
'25	$37,413	$39,803
'25	$37,425	$39,828

Yearly periods ended December 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class B	17.18%	13.70%	14.11%
S&P 500® Index	17.88%	14.42%	14.82%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please contact your participating insurance company for the Fund's most recent month end performance. Performance does not reflect charges and fees (contract charges) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	836,750,911
Number of Portfolio Holdings	506
Portfolio Turnover Rate (%)	4
Total Net Advisory Fees Paid ($)	1,005,942

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	100%
Cash Equivalents	0%
Government & Agency Obligations	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	34%
Financials	13%
Communication Services	11%
Consumer Discretionary	10%
Health Care	10%
Industrials	8%
Consumer Staples	5%
Energy	3%
Utilities	2%
Materials	2%
Real Estate	2%

Ten Largest Equity Holdings

Holdings	40.7% of Net Assets
NVIDIA Corp.	7.7%
Apple, Inc.	6.9%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.2%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/vipreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/vipreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

vit-equ500-TSRA-B

R-104180-2 (02/26)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS Equity 500 Index VIP

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$40,452	$0	$7,629	$0
2024	$40,452	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,318,734	$0
2024	$0	$637,276	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$1,318,734	$0	$1,326,363
2024	$7,629	$637,276	$0	$644,905

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

December 31, 2025
Annual Financial Statements and Other Information
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Investment Portfolio
12	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Tax Information
26	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148

2 |	DWS Equity 500 Index VIP

Investment Portfolioas of December 31, 2025

	Shares	Value ($)
Common Stocks 99.7%
Communication Services 10.6%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	101,205	2,513,932
Verizon Communications, Inc.	60,254	2,454,146
		4,968,078
Entertainment 1.4%
Electronic Arts, Inc.	3,230	659,986
Live Nation Entertainment, Inc.*	2,216	315,780
Netflix, Inc.*	60,463	5,669,011
Take-Two Interactive Software, Inc.*	2,504	641,099
TKO Group Holdings, Inc.	935	195,415
Walt Disney Co.	25,466	2,897,267
Warner Bros Discovery, Inc.*	35,516	1,023,571
		11,402,129
Interactive Media & Services 8.0%
Alphabet, Inc. "A"	83,042	25,992,146
Alphabet, Inc. "C"	66,324	20,812,471
Match Group, Inc.	3,501	113,047
Meta Platforms, Inc. "A"	31,073	20,510,977
		67,428,641
Media 0.4%
Charter Communications, Inc. "A"*	1,248	260,520
Comcast Corp. "A"	51,581	1,541,756
Fox Corp. "A"	2,996	218,918
Fox Corp. "B"	2,161	140,314
News Corp. "A"	5,211	136,111
News Corp. "B"	1,647	48,801
Omnicom Group, Inc.	4,546	367,089
Paramount Skydance Corp. "B" (a)	4,493	60,206
Trade Desk, Inc. "A"*	6,341	240,704
		3,014,419
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.	6,896	1,400,164
Consumer Discretionary 10.4%
Automobile Components 0.0%
Aptiv PLC*	3,149	239,607
Automobiles 2.4%
Ford Motor Co.	55,973	734,366
General Motors Co.	13,283	1,080,174
Tesla, Inc.*	40,091	18,029,724
		19,844,264
	Shares	Value ($)
Broadline Retail 3.9%
Amazon.com, Inc.*	138,798	32,037,355
eBay, Inc.	6,382	555,872
		32,593,227
Distributors 0.1%
Genuine Parts Co.	1,997	245,551
Pool Corp.	479	109,571
		355,122
Hotels, Restaurants & Leisure 1.8%
Airbnb, Inc. "A"*	6,054	821,649
Booking Holdings, Inc.	461	2,468,807
Carnival Corp.*	15,576	475,691
Chipotle Mexican Grill, Inc.*	18,787	695,119
Darden Restaurants, Inc.	1,689	310,810
Domino's Pizza, Inc.	455	189,653
DoorDash, Inc. "A"*	5,357	1,213,253
Expedia Group, Inc.	1,668	472,561
Hilton Worldwide Holdings, Inc.	3,315	952,234
Las Vegas Sands Corp.	4,322	281,319
Marriott International, Inc. "A"	3,176	985,322
McDonald's Corp.	10,185	3,112,842
MGM Resorts International*	2,903	105,930
Norwegian Cruise Line Holdings Ltd.*	6,402	142,893
Royal Caribbean Cruises Ltd.	3,614	1,008,017
Starbucks Corp.	16,165	1,361,255
Wynn Resorts Ltd.	1,224	147,284
Yum! Brands, Inc.	3,997	604,666
		15,349,305
Household Durables 0.2%
D.R. Horton, Inc.	3,899	561,573
Garmin Ltd.	2,322	471,018
Lennar Corp. "A"	3,039	312,409
NVR, Inc.*	41	299,004
PulteGroup, Inc.	2,763	323,989
		1,967,993
Leisure Products 0.0%
Hasbro, Inc.	1,927	158,014
Specialty Retail 1.7%
AutoZone, Inc.*	237	803,786
Best Buy Co., Inc.	2,840	190,081
Carvana Co.*	2,017	851,214
Home Depot, Inc.	14,212	4,890,349
Lowe's Companies, Inc.	8,009	1,931,451
O'Reilly Automotive, Inc.*	12,063	1,100,266
Ross Stores, Inc.	4,596	827,924
TJX Companies, Inc.	15,864	2,436,869
Tractor Supply Co.	7,503	375,225
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 3

	Shares	Value ($)
Ulta Beauty, Inc.*	631	381,761
Williams-Sonoma, Inc.	1,719	306,996
		14,095,922
Textiles, Apparel & Luxury Goods 0.3%
Deckers Outdoor Corp.*	2,034	210,865
Lululemon Athletica, Inc.*	1,578	327,924
NIKE, Inc. "B"	16,979	1,081,732
Ralph Lauren Corp.	535	189,181
Tapestry, Inc.	2,911	371,939
		2,181,641
Consumer Staples 4.7%
Beverages 1.0%
Brown-Forman Corp. "B" (a)	2,697	70,284
Coca-Cola Co.	55,240	3,861,828
Constellation Brands, Inc. "A"	1,989	274,402
Keurig Dr Pepper, Inc.	19,474	545,467
Molson Coors Beverage Co. "B" (a)	2,406	112,312
Monster Beverage Corp.*	10,285	788,551
PepsiCo, Inc.	19,486	2,796,631
		8,449,475
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	6,326	5,455,163
Dollar General Corp.	3,124	414,773
Dollar Tree, Inc.*	2,722	334,833
Kroger Co.	8,793	549,387
Sysco Corp.	6,763	498,365
Target Corp.	6,454	630,879
Walmart, Inc.	62,597	6,973,932
		14,857,332
Food Products 0.4%
Archer-Daniels-Midland Co.	6,740	387,483
Bunge Global SA	1,924	171,390
Conagra Brands, Inc.	6,731	116,514
General Mills, Inc.	7,749	360,328
Hormel Foods Corp.	4,199	99,516
Kraft Heinz Co.	12,319	298,736
Lamb Weston Holdings, Inc.	1,886	79,005
McCormick & Co., Inc.	3,495	238,044
Mondelez International, Inc. "A"	18,327	986,542
The Campbell's Co. (a)	2,862	79,764
The Hershey Co.	2,092	380,702
The J.M. Smucker Co.	1,471	143,878
Tyson Foods, Inc. "A"	4,169	244,387
		3,586,289
Household Products 0.8%
Church & Dwight Co., Inc.	3,360	281,736
Clorox Co.	1,741	175,545
Colgate-Palmolive Co.	11,607	917,185
Kimberly-Clark Corp.	4,770	481,246
Procter & Gamble Co.	33,400	4,786,554
		6,642,266
	Shares	Value ($)
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	3,434	359,608
Kenvue, Inc.	27,071	466,975
		826,583
Tobacco 0.6%
Altria Group, Inc.	23,921	1,379,285
Philip Morris International, Inc.	22,220	3,564,088
		4,943,373
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	14,052	639,928
Halliburton Co.	12,206	344,941
SLB Ltd.	21,536	826,552
		1,811,421
Oil, Gas & Consumable Fuels 2.6%
APA Corp.	5,081	124,281
Chevron Corp.	27,040	4,121,166
ConocoPhillips	17,612	1,648,659
Coterra Energy, Inc.	10,992	289,309
Devon Energy Corp.	8,861	324,578
Diamondback Energy, Inc.	2,705	406,643
EOG Resources, Inc.	7,801	819,183
EQT Corp.	8,770	470,072
Expand Energy Corp.	3,361	370,920
Exxon Mobil Corp.	60,218	7,246,634
Kinder Morgan, Inc.	27,828	764,992
Marathon Petroleum Corp.	4,298	698,984
Occidental Petroleum Corp.	10,304	423,701
ONEOK, Inc.	8,942	657,237
Phillips 66	5,708	736,560
Targa Resources Corp.	3,030	559,035
Texas Pacific Land Corp.	810	232,648
Valero Energy Corp.	4,355	708,951
Williams Companies, Inc.	17,296	1,039,663
		21,643,216
Financials 13.4%
Banks 3.6%
Bank of America Corp.	95,864	5,272,520
Citigroup, Inc.	25,520	2,977,929
Citizens Financial Group, Inc.	6,040	352,796
Fifth Third Bancorp.	9,312	435,895
Huntington Bancshares, Inc.	22,684	393,567
JPMorgan Chase & Co.	38,858	12,520,825
KeyCorp.	13,597	280,642
M&T Bank Corp.	2,165	436,204
PNC Financial Services Group, Inc.	5,584	1,165,548
Regions Financial Corp.	12,381	335,525
Truist Financial Corp.	18,164	893,851
The accompanying notes are an integral part of the financial statements.

4 |	DWS Equity 500 Index VIP

	Shares	Value ($)
U.S. Bancorp.	22,245	1,186,993
Wells Fargo & Co.	44,793	4,174,708
		30,427,003
Capital Markets 3.4%
Ameriprise Financial, Inc.	1,333	653,623
ARES Management Corp. "A"	2,926	472,929
Bank of New York Mellon Corp.	9,930	1,152,774
Blackrock, Inc.	2,061	2,205,971
Blackstone, Inc.	10,538	1,624,327
Cboe Global Markets, Inc.	1,470	368,970
Charles Schwab Corp.	23,847	2,382,554
CME Group, Inc.	5,128	1,400,354
Coinbase Global, Inc. "A"*	3,285	742,870
FactSet Research Systems, Inc.	554	160,765
Franklin Resources, Inc.	4,481	107,051
Interactive Brokers Group, Inc. "A"	6,226	400,394
Intercontinental Exchange, Inc.	8,136	1,317,707
Invesco Ltd.	6,390	167,865
KKR & Co., Inc.	9,828	1,252,874
Moody's Corp.	2,186	1,116,718
Morgan Stanley	17,272	3,066,298
MSCI, Inc.	1,070	613,891
Nasdaq, Inc.	6,494	630,762
Northern Trust Corp.	2,699	368,657
Raymond James Financial, Inc.	2,515	403,884
Robinhood Markets, Inc. "A"*	11,224	1,269,434
S&P Global, Inc.	4,427	2,313,506
State Street Corp.	3,978	513,202
T. Rowe Price Group, Inc.	3,084	315,740
The Goldman Sachs Group, Inc.	4,282	3,763,878
		28,786,998
Consumer Finance 0.7%
American Express Co.	7,672	2,838,256
Capital One Financial Corp.	9,088	2,202,568
Synchrony Financial	5,199	433,753
		5,474,577
Financial Services 3.9%
Apollo Global Management, Inc.	6,632	960,048
Berkshire Hathaway, Inc. "B"*	26,167	13,152,843
Block, Inc.*	7,714	502,104
Corpay, Inc.*	989	297,620
Fidelity National Information Services, Inc.	7,366	489,544
Fiserv, Inc.*	7,612	511,298
Global Payments, Inc.	3,332	257,897
Jack Henry & Associates, Inc.	993	181,203
Mastercard, Inc. "A"	11,707	6,683,292
	Shares	Value ($)
PayPal Holdings, Inc.	13,271	774,761
Visa, Inc. "A"	24,086	8,447,201
		32,257,811
Insurance 1.8%
Aflac, Inc.	6,802	750,056
Allstate Corp.	3,761	782,852
American International Group, Inc.	7,680	657,024
Aon PLC "A"	3,086	1,088,988
Arch Capital Group Ltd.*	5,098	489,000
Arthur J. Gallagher & Co.	3,671	950,018
Assurant, Inc.	746	179,674
Brown & Brown, Inc.	4,269	340,239
Chubb Ltd.	5,221	1,629,578
Cincinnati Financial Corp.	2,234	364,857
Erie Indemnity Co. "A"	365	104,627
Everest Group Ltd.	577	195,805
Globe Life, Inc.	1,167	163,217
Hartford Insurance Group, Inc.	4,032	555,610
Loews Corp.	2,352	247,689
Marsh & McLennan Companies, Inc.	6,971	1,293,260
MetLife, Inc.	7,797	615,495
Principal Financial Group, Inc.	2,909	256,603
Progressive Corp.	8,348	1,901,007
Prudential Financial, Inc.	4,946	558,304
Travelers Companies, Inc.	3,179	922,101
W.R. Berkley Corp.	4,289	300,745
Willis Towers Watson PLC	1,367	449,196
		14,795,945
Health Care 9.6%
Biotechnology 1.7%
AbbVie, Inc.	25,210	5,760,233
Amgen, Inc.	7,686	2,515,704
Biogen, Inc.*	2,109	371,163
Gilead Sciences, Inc.	17,705	2,173,112
Incyte Corp.*	2,312	228,356
Moderna, Inc.*	5,108	150,635
Regeneron Pharmaceuticals, Inc.	1,433	1,106,090
Vertex Pharmaceuticals, Inc.*	3,616	1,639,350
		13,944,643
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	24,820	3,109,697
Align Technology, Inc.*	964	150,529
Baxter International, Inc.	7,493	143,191
Becton Dickinson & Co.	4,105	796,657
Boston Scientific Corp.*	21,139	2,015,604
Dexcom, Inc.*	5,661	375,721
Edwards Lifesciences Corp.*	8,230	701,607
GE HealthCare Technologies, Inc.	6,587	540,266
Hologic, Inc.*	3,092	230,323
IDEXX Laboratories, Inc.*	1,140	771,244
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 5

	Shares	Value ($)
Insulet Corp.*	984	279,692
Intuitive Surgical, Inc.*	5,054	2,862,383
Medtronic PLC	18,362	1,763,854
ResMed, Inc.	2,065	497,397
Solventum Corp.*	2,024	160,382
STERIS PLC	1,417	359,238
Stryker Corp.	4,889	1,718,337
The Cooper Companies, Inc.*	2,852	233,750
Zimmer Biomet Holdings, Inc.	2,848	256,092
		16,965,964
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	3,359	690,275
Cencora, Inc.	2,771	935,905
Centene Corp.*	6,792	279,491
Cigna Group	3,823	1,052,204
CVS Health Corp.	18,191	1,443,638
DaVita, Inc.*	522	59,304
Elevance Health, Inc.	3,148	1,103,531
HCA Healthcare, Inc.	2,262	1,056,037
Henry Schein, Inc.*	1,501	113,446
Humana, Inc.	1,740	445,666
Labcorp Holdings, Inc.	1,196	300,052
McKesson Corp.	1,761	1,444,531
Molina Healthcare, Inc.*	777	134,841
Quest Diagnostics, Inc.	1,619	280,945
UnitedHealth Group, Inc.	12,934	4,269,643
Universal Health Services, Inc. "B"	822	179,212
		13,788,721
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	4,086	555,982
Bio-Techne Corp.	2,311	135,910
Charles River Laboratories International, Inc.*	731	145,820
Danaher Corp.	8,946	2,047,918
IQVIA Holdings, Inc.*	2,393	539,406
Mettler-Toledo International, Inc.*	288	401,527
Revvity, Inc.	1,690	163,508
Thermo Fisher Scientific, Inc.	5,355	3,102,955
Waters Corp.*	841	319,437
West Pharmaceutical Services, Inc.	1,045	287,521
		7,699,984
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	28,969	1,562,588
Eli Lilly & Co.	11,331	12,177,199
Johnson & Johnson	34,409	7,120,943
Merck & Co., Inc.	35,394	3,725,572
Pfizer, Inc.	81,257	2,023,299
Viatris, Inc.	16,235	202,126
Zoetis, Inc.	6,322	795,434
		27,607,161
	Shares	Value ($)
Industrials 8.1%
Aerospace & Defense 2.2%
Axon Enterprise, Inc.*	1,126	639,489
Boeing Co.*	11,173	2,425,882
GE Aerospace	15,054	4,637,084
General Dynamics Corp.	3,616	1,217,363
Howmet Aerospace, Inc.	5,774	1,183,785
Huntington Ingalls Industries, Inc.	536	182,278
L3Harris Technologies, Inc.	2,681	787,061
Lockheed Martin Corp.	2,905	1,405,061
Northrop Grumman Corp.	1,909	1,088,531
RTX Corp.	19,151	3,512,293
Textron, Inc.	2,530	220,540
TransDigm Group, Inc.	800	1,063,880
		18,363,247
Air Freight & Logistics 0.3%
C.H. Robinson Worldwide, Inc.	1,645	264,450
Expeditors International of Washington, Inc.	1,955	291,314
FedEx Corp.	3,095	894,022
United Parcel Service, Inc. "B"	10,536	1,045,066
		2,494,852
Building Products 0.4%
A.O. Smith Corp.	1,596	106,741
Allegion PLC	1,231	196,000
Builders FirstSource, Inc.*	1,608	165,447
Carrier Global Corp.	11,260	594,978
Johnson Controls International PLC	8,726	1,044,939
Lennox International, Inc.	459	222,881
Masco Corp.	3,063	194,378
Trane Technologies PLC	3,162	1,230,650
		3,756,014
Commercial Services & Supplies 0.5%
Cintas Corp.	4,887	919,098
Copart, Inc.*	12,615	493,877
Republic Services, Inc.	2,859	605,908
Rollins, Inc.	4,225	253,585
Veralto Corp.	3,504	349,629
Waste Management, Inc.	5,306	1,165,781
		3,787,878
Construction & Engineering 0.2%
Comfort Systems USA, Inc.	502	468,511
EMCOR Group, Inc.	634	387,875
Quanta Services, Inc.	2,130	898,988
		1,755,374
Electrical Equipment 0.8%
AMETEK, Inc.	3,254	668,079
Eaton Corp. PLC	5,533	1,762,316
Emerson Electric Co.	8,052	1,068,661
GE Vernova, Inc.	3,873	2,531,277
The accompanying notes are an integral part of the financial statements.

6 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Generac Holdings, Inc.*	869	118,505
Hubbell, Inc.	761	337,968
Rockwell Automation, Inc.	1,598	621,734
		7,108,540
Ground Transportation 0.8%
CSX Corp.	26,371	955,949
J.B. Hunt Transport Services, Inc.	1,040	202,114
Norfolk Southern Corp.	3,200	923,904
Old Dominion Freight Line, Inc.	2,606	408,621
Uber Technologies, Inc.*	29,605	2,419,024
Union Pacific Corp.	8,483	1,962,287
		6,871,899
Industrial Conglomerates 0.4%
3M Co.	7,629	1,221,403
Honeywell International, Inc.	9,075	1,770,442
		2,991,845
Machinery 1.6%
Caterpillar, Inc.	6,680	3,826,772
Cummins, Inc.	1,963	1,002,013
Deere & Co.	3,578	1,665,809
Dover Corp.	1,967	384,037
Fortive Corp.	4,444	245,353
IDEX Corp.	1,067	189,862
Illinois Tool Works, Inc.	3,797	935,201
Ingersoll Rand, Inc.	5,062	401,012
Nordson Corp.	762	183,208
Otis Worldwide Corp.	5,558	485,491
PACCAR, Inc.	7,475	818,587
Parker-Hannifin Corp.	1,800	1,582,128
Pentair PLC	2,371	246,916
Snap-on, Inc.	736	253,626
Stanley Black & Decker, Inc.	2,200	163,416
Westinghouse Air Brake Technologies Corp.	2,467	526,581
Xylem, Inc.	3,496	476,085
		13,386,097
Passenger Airlines 0.2%
Delta Air Lines, Inc.	9,271	643,407
Southwest Airlines Co.	7,362	304,272
United Airlines Holdings, Inc.*	4,584	512,583
		1,460,262
Professional Services 0.5%
Automatic Data Processing, Inc.	5,759	1,481,387
Broadridge Financial Solutions, Inc.	1,640	365,999
Dayforce, Inc.*	2,398	165,846
Equifax, Inc.	1,744	378,413
Jacobs Solutions, Inc.	1,743	230,878
Leidos Holdings, Inc.	1,804	325,442
Paychex, Inc.	4,554	510,868
	Shares	Value ($)
Paycom Software, Inc.	657	104,699
Verisk Analytics, Inc.	2,026	453,196
		4,016,728
Trading Companies & Distributors 0.2%
Fastenal Co.	16,319	654,882
United Rentals, Inc.	904	731,625
W.W. Grainger, Inc.	622	627,629
		2,014,136
Information Technology 34.3%
Communications Equipment 0.9%
Arista Networks, Inc.*	14,758	1,933,741
Cisco Systems, Inc.	56,250	4,332,937
F5, Inc.*	824	210,334
Motorola Solutions, Inc.	2,355	902,719
		7,379,731
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	17,470	2,360,896
CDW Corp.	1,909	260,006
Corning, Inc.	11,188	979,621
Jabil, Inc.	1,502	342,486
Keysight Technologies, Inc.*	2,467	501,270
TE Connectivity PLC	4,218	959,637
Teledyne Technologies, Inc.*	673	343,721
Zebra Technologies Corp. "A"*	701	170,217
		5,917,854
IT Services 1.0%
Accenture PLC "A"	8,857	2,376,333
Akamai Technologies, Inc.*	2,087	182,091
Cognizant Technology Solutions Corp. "A"	6,859	569,297
EPAM Systems, Inc.*	811	166,158
Gartner, Inc.*	1,023	258,082
GoDaddy, Inc. "A"*	1,918	237,985
International Business Machines Corp.	13,343	3,952,330
VeriSign, Inc.	1,211	294,213
		8,036,489
Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices, Inc.*	23,228	4,974,509
Analog Devices, Inc.	7,015	1,902,468
Applied Materials, Inc.	11,364	2,920,434
Broadcom, Inc.	67,384	23,321,602
First Solar, Inc.*	1,521	397,331
Intel Corp.*	63,965	2,360,309
KLA Corp.	1,873	2,275,845
Lam Research Corp.	17,919	3,067,374
Microchip Technology, Inc.	7,683	489,561
Micron Technology, Inc.	16,021	4,572,554
Monolithic Power Systems, Inc.	690	625,388
NVIDIA Corp.	346,729	64,664,959
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
NXP Semiconductors NV	3,604	782,284
ON Semiconductor Corp.*	5,687	307,951
Qnity Electronics, Inc.	3,021	246,665
QUALCOMM, Inc.	15,268	2,611,591
Skyworks Solutions, Inc.	2,162	137,092
Teradyne, Inc.	2,232	432,026
Texas Instruments, Inc.	12,935	2,244,093
		118,334,036
Software 10.3%
Adobe, Inc.*	5,957	2,084,890
AppLovin Corp. "A"*	3,863	2,602,967
Autodesk, Inc.*	3,028	896,318
Cadence Design Systems, Inc.*	3,872	1,210,310
Crowdstrike Holdings, Inc. "A"*	3,582	1,679,098
Datadog, Inc. "A"*	4,611	627,050
Fair Isaac Corp.*	342	578,192
Fortinet, Inc.*	9,005	715,087
Gen Digital, Inc.	7,822	212,680
Intuit, Inc.	3,976	2,633,782
Microsoft Corp.	106,046	51,285,967
Oracle Corp.	23,998	4,677,450
Palantir Technologies, Inc. "A"*	32,594	5,793,583
Palo Alto Networks, Inc.*	9,751	1,796,134
PTC, Inc.*	1,729	301,209
Roper Technologies, Inc.	1,536	683,720
Salesforce, Inc.	13,610	3,605,425
ServiceNow, Inc.*	14,810	2,268,744
Synopsys, Inc.*	2,654	1,246,735
Trimble, Inc.*	3,456	270,778
Tyler Technologies, Inc.*	628	285,081
Workday, Inc. "A"*	3,100	665,818
		86,121,018
Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	210,840	57,318,962
Dell Technologies, Inc. "C"	4,292	540,277
Hewlett Packard Enterprise Co.	18,932	454,747
HP, Inc.	13,221	294,564
NetApp, Inc.	2,816	301,566
Sandisk Corp.*	1,969	467,401
Seagate Technology Holdings PLC	3,111	856,738
Super Micro Computer, Inc.*	7,297	213,583
Western Digital Corp.	4,875	839,816
		61,287,654
Materials 1.8%
Chemicals 0.9%
Air Products & Chemicals, Inc.	3,145	776,878
Albemarle Corp.	1,642	232,245
CF Industries Holdings, Inc.	2,198	169,993
	Shares	Value ($)
Corteva, Inc.	9,736	652,604
Dow, Inc.	9,796	229,030
DuPont de Nemours, Inc.	6,043	242,929
Ecolab, Inc.	3,613	948,485
International Flavors & Fragrances, Inc.	3,726	251,095
Linde PLC	6,647	2,834,214
LyondellBasell Industries NV "A"	3,721	161,119
Mosaic Co.	4,733	114,018
PPG Industries, Inc.	3,222	330,126
Sherwin-Williams Co.	3,286	1,064,763
		8,007,499
Construction Materials 0.3%
CRH PLC	9,546	1,191,341
Martin Marietta Materials, Inc.	864	537,978
Vulcan Materials Co.	1,872	533,932
		2,263,251
Containers & Packaging 0.2%
Amcor PLC	33,499	279,382
Avery Dennison Corp.	1,109	201,705
Ball Corp.	3,920	207,642
International Paper Co.	7,422	292,353
Packaging Corp. of America	1,311	270,367
Smurfit WestRock PLC	7,610	294,279
		1,545,728
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	20,572	1,044,852
Newmont Corp.	15,566	1,554,265
Nucor Corp.	3,230	526,845
Steel Dynamics, Inc.	1,923	325,852
		3,451,814
Real Estate 1.8%
Health Care REITs 0.3%
Alexandria Real Estate Equities, Inc.	2,242	109,723
Healthpeak Properties, Inc.	10,288	165,431
Ventas, Inc.	6,796	525,875
Welltower, Inc.	9,837	1,825,846
		2,626,875
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	9,322	165,279
Industrial REITs 0.2%
Prologis, Inc.	13,294	1,697,112
Office REITs 0.0%
BXP, Inc.	2,083	140,561
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	4,200	675,318
CoStar Group, Inc.*	6,133	412,383
		1,087,701
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Residential REITs 0.2%
AvalonBay Communities, Inc.	1,984	359,719
Camden Property Trust	1,443	158,845
Equity Residential	4,849	305,681
Essex Property Trust, Inc.	919	240,484
Invitation Homes, Inc.	8,028	223,098
Mid-America Apartment Communities, Inc.	1,671	232,119
UDR, Inc.	4,222	154,863
		1,674,809
Retail REITs 0.3%
Federal Realty Investment Trust	1,079	108,763
Kimco Realty Corp.	9,655	195,707
Realty Income Corp.	13,049	735,572
Regency Centers Corp.	2,355	162,566
Simon Property Group, Inc.	4,663	863,168
		2,065,776
Specialized REITs 0.7%
American Tower Corp.	6,649	1,167,365
Crown Castle, Inc.	6,289	558,903
Digital Realty Trust, Inc.	4,650	719,402
Equinix, Inc.	1,401	1,073,390
Extra Space Storage, Inc.	3,063	398,864
Iron Mountain, Inc.	4,122	341,920
Public Storage	2,223	576,869
SBA Communications Corp.	1,501	290,338
VICI Properties, Inc.	15,303	430,320
Weyerhaeuser Co.	9,996	236,805
		5,794,176
Utilities 2.2%
Electric Utilities 1.5%
Alliant Energy Corp.	3,588	233,256
American Electric Power Co., Inc.	7,626	879,354
Constellation Energy Corp.	4,460	1,575,584
Duke Energy Corp.	11,152	1,307,126
Edison International	5,579	334,852
Entergy Corp.	6,348	586,746
Evergy, Inc.	3,268	236,897
Eversource Energy	5,392	363,043
Exelon Corp.	14,238	620,634
FirstEnergy Corp.	7,402	331,388
NextEra Energy, Inc.	29,794	2,391,862
NRG Energy, Inc.	2,688	428,037
PG&E Corp.	31,665	508,857
Pinnacle West Capital Corp.	1,644	145,823
PPL Corp.	10,345	362,282
Southern Co.	15,784	1,376,365
Xcel Energy, Inc.	8,448	623,969
		12,306,075
Gas Utilities 0.0%
Atmos Energy Corp.	2,275	381,358
	Shares	Value ($)
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	10,372	148,734
Vistra Corp.	4,557	735,181
		883,915
Multi-Utilities 0.6%
Ameren Corp.	3,777	377,171
CenterPoint Energy, Inc.	9,365	359,054
CMS Energy Corp.	4,299	300,629
Consolidated Edison, Inc.	5,067	503,254
Dominion Energy, Inc.	12,047	705,834
DTE Energy Co.	2,978	384,102
NiSource, Inc.	6,733	281,170
Public Service Enterprise Group, Inc.	7,045	565,714
Sempra	9,302	821,274
WEC Energy Group, Inc.	4,721	497,877
		4,796,079
Water Utilities 0.0%
American Water Works Co., Inc.	2,816	367,488
Total Common Stocks (Cost $244,133,616)		833,846,438

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.0%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.984% (b), 5/7/2026 (c) (Cost $182,684)	185,000	182,730

	Shares	Value ($)
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e) (Cost $212,300)	212,300	212,300
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 3.77% (d) (Cost $2,506,646)	2,506,646	2,506,646

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $247,035,246)	100.0	836,748,114
Other Assets and Liabilities, Net	0.0	2,797
Net Assets	100.0	836,750,911
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

A summary of the Fund’s transactions with affiliated investments during the year ended December 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2025	Value ($) at 12/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.66% (d) (e)
35,200	177,100 (f)	—	—	—	1,095	—	212,300	212,300
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 3.77% (d)
1,121,179	97,008,544	95,623,077	—	—	149,202	—	2,506,646	2,506,646
1,156,379	97,185,644	95,623,077	—	—	150,297	—	2,718,946	2,718,946

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2025 amounted to $316,784, which is 0.04% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At December 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $114,577.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended December 31, 2025.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At December 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
E-mini S&P 500 Index	USD	3/20/2026	8	2,766,345	2,757,000	(9,345)
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2025 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$833,846,438	$—	$—	$833,846,438
Government & Agency Obligations	—	182,730	—	182,730
Short-Term Investments (a)	2,718,946	—	—	2,718,946
Total	$836,565,384	$182,730	$—	$836,748,114
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(9,345)	$—	$—	$(9,345)
Total	$(9,345)	$—	$—	$(9,345)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

Statement of
Assets and Liabilities
Statement of Operations
as of December 31, 2025

Assets
Investments in non-affiliated securities, at value (cost $244,316,300) — including $316,784 of securities loaned	$834,029,168
Investment in DWS Government & Agency Securities Portfolio (cost $212,300)*	212,300
Investment in DWS Central Cash Management Government Fund (cost $2,506,646)	2,506,646
Cash	10,000
Receivable for investments sold	24,696
Receivable for Fund shares sold	888,921
Dividends receivable	424,685
Affiliated securities lending income receivable	47
Other assets	11,442
Total assets	838,107,905
Liabilities
Payable upon return of securities loaned	212,300
Payable for Fund shares redeemed	831,999
Payable for variation margin on futures contracts	20,655
Accrued management fee	99,856
Accrued Trustees' fees	6,442
Other accrued expenses and payables	185,742
Total liabilities	1,356,994
Net assets, at value	$836,750,911
Net Assets Consist of
Distributable earnings (loss)	648,613,881
Paid-in capital	188,137,030
Net assets, at value	$836,750,911
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($747,929,642 ÷ 22,977,987 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$32.55
Class B
Net Asset Value, offering and redemption price per share ($88,821,269 ÷ 2,728,177 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$32.56

*	Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $114,577.
for the year ended December 31, 2025

Investment Income
Income:
Dividends (net of foreign taxes withheld of $2,257)	$9,652,776
Interest	9,887
Income distributions — DWS Central Cash Management Government Fund	149,202
Affiliated securities lending income	1,095
Total income	9,812,960
Expenses:
Management fee	1,168,536
Administration fee	755,654
Services to shareholders	1,841
Record keeping fee (Class B)	103,428
Distribution service fees (Class B)	187,907
Custodian fee	16,337
Professional fees	72,256
Reports to shareholders	29,732
Trustees' fees and expenses	24,495
Other	49,264
Total expenses before expense reductions	2,409,450
Expense reductions	(163,677)
Total expenses after expense reductions	2,245,773
Net investment income	7,567,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	57,810,243
Futures	862,405
58,672,648
Change in net unrealized appreciation (depreciation) on:
Investments	63,312,415
Futures	45,612
63,358,027
Net gain (loss)	122,030,675
Net increase (decrease) in net assets resulting from operations	$129,597,862
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Years Ended December 31,
Increase (Decrease) in Net Assets	2025	2024*
Operations:
Net investment income	$7,567,187	$8,116,316
Net realized gain (loss)	58,672,648	69,614,187
Change in net unrealized appreciation (depreciation)	63,358,027	82,568,467
Net increase (decrease) in net assets resulting from operations	129,597,862	160,298,970
Distributions to shareholders:
Class A	(70,616,181)	(47,434,055)
Class B	(6,942,682)	(4,079,960)
Class B2	—	(196,986)
Total distributions	(77,558,863)	(51,711,001)
Fund share transactions:
Class A
Proceeds from shares sold	31,524,183	35,384,274
Reinvestment of distributions	70,616,181	47,434,055
Payments for shares redeemed	(92,588,961)	(121,590,281)
Net increase (decrease) in net assets from Class A share transactions	9,551,403	(38,771,952)
Class B
Proceeds from shares sold	17,959,861	13,197,077
Reinvestment of distributions	6,942,682	4,079,960
Payments for shares redeemed	(10,299,299)	(11,157,248)
Net increase (decrease) in net assets from Class B share transactions	14,603,244	6,119,789
Class B2
Proceeds from shares sold	—	67,215
Reinvestment of distributions	—	196,986
Payments for shares redeemed	—	(2,934,621)
Net increase (decrease) in net assets from Class B2 share transactions	—	(2,670,420)
Increase (decrease) in net assets	76,193,646	73,265,386
Net assets at beginning of period	760,557,265	687,291,879
Net assets at end of period	$836,750,911	$760,557,265
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

Statements of Changes in Net Assets

	Years Ended December 31,
Other Information	2025	2024*
Class A
Shares outstanding at beginning of period	22,229,078	23,392,422
Shares sold	1,053,700	1,220,933
Shares issued to shareholders in reinvestment of distributions	2,707,676	1,789,964
Shares redeemed	(3,012,467)	(4,174,241)
Net increase (decrease) in Class A shares	748,909	(1,163,344)
Shares outstanding at end of period	22,977,987	22,229,078
Class B
Shares outstanding at beginning of period	2,214,790	1,993,838
Shares sold	586,784	447,389
Shares issued to shareholders in reinvestment of distributions	265,393	153,497
Shares redeemed	(338,790)	(379,934)
Net increase (decrease) in Class B shares	513,387	220,952
Shares outstanding at end of period	2,728,177	2,214,790
Class B2
Shares outstanding at beginning of period	—	99,104
Shares sold	—	2,350
Shares issued to shareholders in reinvestment of distributions	—	7,400
Shares redeemed	—	(108,854)
Net increase (decrease) in Class B2 shares	—	(99,104)
Shares outstanding at end of period	—	—

*	Includes Class B2 for the period from January 1, 2024 to June 17, 2024 (Class B2 liquidation date).
The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$31.11	$26.97	$22.97	$30.22	$24.97
Income (loss) from investment operations:
Net investment income[a]	.31	.33	.34	.33	.31
Net realized and unrealized gain (loss)	4.37	5.94	5.33	(5.75)	6.55
Total from investment operations	4.68	6.27	5.67	(5.42)	6.86
Less distributions from:
Net investment income	(.35 )	(.37 )	(.35 )	(.32 )	(.41 )
Net realized gains	(2.89)	(1.76)	(1.32)	(1.51)	(1.20)
Total distributions	(3.24)	(2.13)	(1.67)	(1.83)	(1.61)
Net asset value, end of period	$32.55	$31.11	$26.97	$22.97	$30.22
Total Return (%)[b]	17.63	24.63	26.00	(18.34)	28.40
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	748	692	631	544	719
Ratio of expenses before expense reductions (%)[c]	.27	.27	.27	.32	.32
Ratio of expenses after expense reductions (%)[c]	.25	.25	.26	.26	.26
Ratio of net investment income (%)	1.01	1.14	1.40	1.33	1.14
Portfolio turnover rate (%)	4	3	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

DWS Equity 500 Index VIP — Class B
	Years Ended December 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$31.12	$26.97	$22.97	$30.20	$24.95
Income (loss) from investment operations:
Net investment income[a]	.19	.22	.25	.24	.21
Net realized and unrealized gain (loss)	4.39	5.95	5.32	(5.74)	6.54
Total from investment operations	4.58	6.17	5.57	(5.50)	6.75
Less distributions from:
Net investment income	(.25 )	(.26 )	(.25 )	(.22 )	(.30 )
Net realized gains	(2.89)	(1.76)	(1.32)	(1.51)	(1.20)
Total distributions	(3.14)	(2.02)	(1.57)	(1.73)	(1.50)
Net asset value, end of period	$32.56	$31.12	$26.97	$22.97	$30.20
Total Return (%)[b]	17.18	24.16	25.49	(18.62)	27.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	89	69	54	43	55
Ratio of expenses before expense reductions (%)[c]	.66	.66	.66	.71	.71
Ratio of expenses after expense reductions (%)[c]	.64	.64	.64	.64	.64
Ratio of net investment income (%)	.62	.75	1.01	.95	.76
Portfolio turnover rate (%)	4	3	2	2	2

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

The accompanying notes are an integral part of the financial statements.

16 |	DWS Equity 500 Index VIP

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares (Class A shares and Class B shares). Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own

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assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended December 31, 2025, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.14% annualized effective rate as of December 31, 2025) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of December 31, 2025, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of December 31, 2025

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$326,877	$—	$—	$—	$326,877
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$212,300
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$114,577
Tax Information.  The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At December 31, 2025, the Fund's components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$8,017,179
Undistributed long-term capital gains	$57,876,403
Net unrealized appreciation (depreciation) on investments	$582,720,299
At December 31, 2025, the aggregate cost of investments for federal income tax purposes was $254,027,815. The net unrealized appreciation for all investments based on tax cost was $582,720,299. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $601,206,858 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $18,486,559.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2025	2024
Distributions from ordinary income*	$8,723,176	$9,367,222
Distributions from long-term capital gains	$68,835,687	$42,343,779

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

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Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2025, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of December 31, 2025, is included in a table following the Fund’s Investment Portfolio. For the year ended December 31, 2025, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $1,484,000 to $7,817,000.
The following table summarizes the value of the Fund's derivative instruments held as of December 31, 2025 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Futures Contracts
Equity Contracts (a)	$(9,345)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

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Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2025 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$862,405
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$45,612
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the year ended December 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $31,937,155 and $78,137,382, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.150%
Next $1 billion of such net assets	.125%
Over $2 billion of such net assets	.100%
Accordingly, for the year ended December 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from January 1, 2025 through September 30, 2026 (through September 30, 2025 for Class B shares), the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.25%
Class B	.64%
Effective October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of Class B shares at 0.63%.

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For the year ended December 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$147,640
Class B	16,037
$163,677
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2025, the Administration Fee was $755,654, of which $69,163 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B shares. For the year ended December 31, 2025, the Distribution Service Fee was as follows:
Distribution Service Fees	Total Aggregated	Unpaid at December 31, 2025
Class B	$187,907	$18,617
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended December 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2025
Class A	$734	$124
Class B	152	26
	$886	$150
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended December 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $1,495, of which $563 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Ownership of the Fund
At December 31, 2025, two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 52% and 15%, respectively. One Participating Insurance Company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 91%.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including

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the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at December 31, 2025.

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Investments VIT Funds and Shareholders of DWS Equity 500 Index VIP:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Equity 500 Index VIP (the “Fund”) (one of the funds constituting Deutsche DWS Investments VIT Funds (the “Trust”)), including the investment portfolio, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Investments VIT Funds) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
February 12, 2026

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Tax Information (Unaudited)
The Fund paid distributions of $2.87 per share from net long-term capital gains during its year ended December 31, 2025.
Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $63,746,000 as capital gain dividends for its year ended December 31, 2025.
For corporate shareholders, 100% of the ordinary dividends (i.e., income dividends plus short-term capital gains) paid during the Fund’s fiscal year ended December 31, 2025, qualified for the dividends received deduction.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please contact your insurance provider.

DWS Equity 500 Index VIP	| 25

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 2nd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

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Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

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Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
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28 |	DWS Equity 500 Index VIP

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(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/17/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	2/17/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	2/17/2026